UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------

Check here if Amendment []: Amendment Number:
                                               ---------

           This Amendment (Check only one):   [ ] is a restatement
                                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Ulys, L.L.C.
Address:   750 Lexington Avenue, 30th Floor
           New York, NY 10022


Form 13F File Number: 028-14595
                      ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Raymond Debbane
Title:   Sole Member
Phone:   (212) 371-1717

Signature, Place and Date of Signing:

/s/ Raymond Debbane                  New York, NY       February 14, 2012
---------------------------------   --------------      -----------------
    [Signature]                     [City, State]             [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2
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Form 13F Information Table Entry Total:         61
                                         --------------
Form 13F Information Table Value Total:      $946,777
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                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.     Form 13F File Number             Name

1       028-11522                        Invus Public Equities Advisors, L.L.C.

2       028-14596                        Invus Advisors, L.L.C.


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                                                             ULYS, L.L.C.
                                                      FORM 13F INFORMATION TABLE
                                                   Quarter Ended December 31, 2011

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                                                         VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ACORDA THERAPEUTICS INC      COM              00484M106   30,992   1,300,000 SH       DEFINED    1          1,300,000
ACORDA THERAPEUTICS INC      COM              00484M106   11,920     500,000 SH  CALL DEFINED    1            500,000
AFFYMETRIX INC               COM              00826T108   10,225   2,500,000 SH       DEFINED    1          2,500,000
AGENUS INC                   COM NEW          00847G705      820     410,131 SH       DEFINED    1            410,131
AMARIN CORP PLC              SPONS ADR NEW    023111206    5,805     775,000 SH       DEFINED    1            775,000
APPLE INC                    COM              037833100    4,050      10,000 SH       DEFINED    1             10,000
ARCH COAL INC                COM              039380100    3,628     250,000 SH       DEFINED    1            250,000
ARCOS DORADOS HOLDINGS INC   SHS CLASS -A -   G0457F107    6,159     300,000 SH       DEFINED    1            300,000
AUXILIUM PHARMACEUTICALS INC COM              05334D107   42,846   2,149,800 SH       DEFINED    1          2,149,800
AUXILIUM PHARMACEUTICALS INC COM              05334D107   15,944     800,000 SH  CALL DEFINED    1            800,000
AVANIR PHARMACEUTICALS INC   CL A NEW         05348P401    7,483   3,650,000 SH       DEFINED    1          3,650,000
AVANIR PHARMACEUTICALS INC   CL A NEW         05348P401    3,075   1,500,000 SH  CALL DEFINED    1          1,500,000
BANK OF AMERICA CORPORATION  COM              060505104    5,560   1,000,000 SH  CALL DEFINED    1          1,000,000
BEAZER HOMES USA INC         COM              07556Q105    1,240     500,000 SH       DEFINED    1            500,000
BIODEL INC                   COM              09064M105      709   1,162,962 SH       DEFINED    1          1,162,962
CIT GROUP INC                COM NEW          125581801    6,974     200,000 SH       DEFINED    1            200,000
CITIGROUP INC                UNIT 99/99/9999  172967416    3,483      43,000 SH       DEFINED    1             43,000
CITIGROUP INC                COM NEW          172967424   13,155     500,000 SH  CALL DEFINED    1            500,000
EHEALTH INC                  COM              28238P109      624      42,481 SH       SOLE                     42,481
EXPRESS SCRIPTS INC          COM              302182100   30,166     675,000 SH       DEFINED    1            675,000
FIRST SOLAR INC              COM              336433107    3,207      95,000 SH       DEFINED    1             95,000
FLUIDIGM CORP DEL            COM              34385P108    4,118     312,899 SH       DEFINED    2            312,899
FORD MTR CO DEL              COM PAR $0.01    345370860   10,760   1,000,000 SH       DEFINED    1          1,000,000
FREEPORT-MCMORAN COPPER & GO COM              35671D857    7,358     200,000 SH       DEFINED    1            200,000
FURIEX PHARMACEUTICALS INC   COM              36106P101   11,613     695,000 SH       DEFINED    1            695,000
GENERAL ELECTRIC CO          COM              369604103    3,582     200,000 SH  CALL DEFINED    1            200,000
GOLDMAN SACHS GROUP INC      COM              38141G104    9,043     100,000 SH       DEFINED    1            100,000
GOLDMAN SACHS GROUP INC      COM              38141G104   13,565     150,000 SH  CALL DEFINED    1            150,000
GOOGLE INC                   CL A             38259P508   12,918      20,000 SH       DEFINED    1             20,000
HCA HOLDINGS INC             COM              40412C101   17,624     800,000 SH       DEFINED    1            800,000
HCA HOLDINGS INC             COM              40412C101    5,508     250,000 SH  CALL DEFINED    1            250,000
IMMUNOGEN INC                COM              45253H101    4,922     425,000 SH       DEFINED    1            425,000
IRONWOOD PHARMACEUTICALS INC COM CL A         46333X108    2,596     216,879 SH       DEFINED    2            216,879
ISHARES TR                   MSCI PERU CAP    464289842    3,837     100,000 SH       DEFINED    1            100,000
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD 465562106    9,280     500,000 SH       DEFINED    1            500,000
IVANHOE MINES LTD            COM              46579N103    7,620     430,000 SH       DEFINED    1            430,000
LAMAR ADVERTISING CO         CL A             512815101   13,750     500,000 SH       DEFINED    1            500,000
LEXICON PHARMACEUTICALS INC  COM              528872104    7,164   5,553,292 SH       DEFINED    1          5,553,292
LEXICON PHARMACEUTICALS INC  COM              528872104  315,816 244,818,843 SH       DEFINED    2        244,818,843
LEXICON PHARMACEUTICALS INC  COM              528872104   38,420  29,782,609 SH       SOLE                 29,782,609
LILLY ELI & CO               COM              532457108    8,312     200,000 SH  CALL DEFINED    1            200,000
MEDCO HEALTH SOLUTIONS INC   COM              58405U102    5,590     100,000 SH       DEFINED    1            100,000
MERITOR INC                  COM              59001K100    9,310   1,750,000 SH       DEFINED    1          1,750,000
METLIFE INC                  COM              59156R108   40,534   1,300,000 SH       DEFINED    1          1,300,000
MICROVISION INC DEL          *W EXP 07/23/201 594960163       58     360,515 SH       DEFINED    1            360,515
MINDRAY MEDICAL INTL LTD     SPON ADR         602675100    8,333     325,000 SH       DEFINED    1            325,000
MORGAN STANLEY               COM NEW          617446448   46,903   3,100,000 SH  CALL DEFINED    1          3,100,000
NEKTAR THERAPEUTICS          COM              640268108   22,240   3,975,000 SH       DEFINED    1          3,975,000
NEKTAR THERAPEUTICS          COM              640268108    6,720   1,200,000 SH  CALL DEFINED    1          1,200,000
NETFLIX INC                  COM              64110L106    2,079      30,000 SH       DEFINED    1             30,000
ONYX PHARMACEUTICALS INC     COM              683399109   16,481     375,000 SH       DEFINED    1            375,000
ONYX PHARMACEUTICALS INC     COM              683399109   13,185     300,000 SH  CALL DEFINED    1            300,000
PACIFIC BIOSCIENCE CALIF IN  COM              69404D108      177      63,100 SH       DEFINED    1             63,100
POTASH CORP SASK INC         COM              73755L107   10,320     250,000 SH       DEFINED    1            250,000
QUALCOMM INC                 COM              747525103   16,410     300,000 SH  CALL DEFINED    1            300,000
RESEARCH IN MOTION LTD       COM              760975102    2,900     200,000 SH       DEFINED    1            200,000
SCHLUMBERGER LTD             COM              806857108    5,123      75,000 SH  CALL DEFINED    1             75,000
SMART TECHNOLOGIES INC       CL A SUB VTG S   83172R108    4,053   1,098,369 SH       DEFINED    1          1,098,369
SPDR DOW JONES INDL AVRG ETF UT SER 1         78467X109   12,185     100,000 SH  CALL DEFINED    1            100,000
TATA MTRS LTD                SPONSORED ADR    876568502    3,380     200,000 SH       DEFINED    1            200,000
YANDEX N V                   SHS CLASS A      N97284108    4,925     250,000 SH  CALL DEFINED    1            250,000
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